Net Fair Value Gains through Profit or Loss	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Net Fair Value Gains through Profit or Loss
23	NET FAIR VALUE GAINS THROUGH PROFIT OR LOSS

	For the year ended 31 December
	2018	2017	2016
	RMB million	RMB million	RMB million
Debt securities	2,006	(1,542)	(918)
Equity securities	(18,938)	8,179	(6,319)
Stock appreciation rights	343	(179)	191
Financial liabilities at fair value through profit or loss	188	(275)	(48)
Derivative financial liabilities	(1,877)	—	—
Total	(18,278)	6,183	(7,094)